Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$341,958,995.13	0.7934083	$307,579,741.31	0.7136421	$34,379,253.82
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$611,118,995.13	0.4065562	$576,739,741.31	0.3836849	$34,379,253.82

Weighted Avg. Coupon (WAC)	3.46%		3.46%
Weighted Avg. Remaining Maturity (WARM)	36.38		35.54
Pool Receivables Balance	$645,284,621.92		$610,221,480.09
Remaining Number of Receivables	55,731		54,328

Adjusted Pool Balance	$633,836,971.12		$599,457,717.30

III. COLLECTIONS

Principal:
Principal Collections	$34,438,384.48
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$645,646.51
Total Principal Collections	$35,084,030.99

Interest:
Interest Collections	$1,829,747.33
Late Fees & Other Charges	$56,459.98
Interest on Repurchase Principal	$-
Total Interest Collections	$1,886,207.31

Collection Account Interest	$1,841.13
Reserve Account Interest	$235.59
Servicer Advances	$-

Total Collections	$36,972,315.02

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$36,972,315.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,972,315.02

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$537,737.18		$537,737.18	$537,737.18
Collection Account Interest					$1,841.13
Late Fees & Other Charges					$56,459.98
Total due to Servicer					$596,038.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$202,325.74		$202,325.74
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$343,464.82		$343,464.82	$343,464.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$35,872,751.74

9. Regular Principal Distribution Amount:					$34,379,253.82

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$34,379,253.82
Class A-4 Notes		$-
Class A Notes Total:	$34,379,253.82	$34,379,253.82
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$34,379,253.82	$34,379,253.82

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,493,497.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,447,650.80
Beginning Period Amount	$11,447,650.80
Current Period Amortization	$683,888.01
Ending Period Required Amount	$10,763,762.79
Ending Period Amount	$10,763,762.79
Next Distribution Date Amount	$10,106,995.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.58%	3.79%	3.79%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.72%	53,630	98.25%	$599,558,314.61
30 - 60 Days	1.05%	570	1.43%	$8,755,956.18
61 - 90 Days	0.19%	101	0.25%	$1,510,105.57
91 + Days	0.05%	27	0.07%	$397,103.73
		54,328		$610,221,480.09
Total
Delinquent Receivables 61 + days past due	0.24%	128	0.31%	$1,907,209.30
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	118	0.27%	$1,759,989.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	156	0.34%	$2,320,427.93
Three-Month Average Delinquency Ratio	0.24%		0.31%

Repossession in Current Period		33		$511,029.67
Repossession Inventory		96		$368,946.33

Charge-Offs
Gross Principal of Charge-Off for Current Period				$624,757.35
Recoveries				$(645,646.51)
Net Charge-offs for Current Period				$(20,889.16)

Beginning Pool Balance for Current Period				$645,284,621.92

Net Loss Ratio				-0.04%
Net Loss Ratio for 1st Preceding Collection Period				0.35%
Net Loss Ratio for 2nd Preceding Collection Period				0.58%
Three-Month Average Net Loss Ratio for Current Period				0.30%

Cumulative Net Losses for All Periods				$12,145,175.54
Cumulative Net Losses as a % of Initial Pool Balance				0.78%

Principal Balance of Extensions				$2,417,335.94
Number of Extensions				147